Related Party Transactions (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Related Party Transactions
Loans to principal officers, directors, and their affiliates	$ 0	$ 0
Deposits from related parties	$ 824,439	$ 1,075,609